Members' Equity, Unvested Class A-3 and Class B Units (FY) (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Remaining Unrecognized
Compensation cost	$ 4,887,000	$ 24,320,000
Class A-3 Units/ Class B Units
Number of Units
Beginning balance (in shares)		40,702	56,679	62,024
Granted (in shares)			14,250	25,990
Vested (in shares)			(28,616)	(24,051)
Cancelled (in shares)			(1,611)	(7,284)
Ending balance (in shares)			40,702	56,679	62,024
Weighted - Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 518.13	$ 373.47	$ 236.37
Granted (in dollars per share)			724.28	531.80
Vested (in dollars per share)			359.45	231.74
Cancelled (in dollars per share)			450.83	238.87
Ending balance (in dollars per share)			$ 518.13	$ 373.47	$ 236.37
Weighted - Average Remaining Years to Vest
Outstanding (in years)			2 years 4 months 17 days	2 years 7 months 24 days	3 years 1 month 2 days
Remaining Unrecognized
Outstanding			$ 22,474,033	$ 18,682,331	$ 12,215,953
Compensation cost			$ 0	$ 0
Requisite service period (Years)			4 years